ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS - Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 157,399	$ 24,699	¥ 118,821		¥ 157,600
Amounts due from related parties	3,103	487	3,024
Prepaid expenses and other current assets	109,890	17,244	117,634
Total current assets	448,305	70,349	424,129
Non-current assets:
Other non-current assets, net	142,364	22,340	139,067
Total non-current assets	521,857	81,891	625,588
Total assets	970,162	152,240	1,049,717
Current liabilities:
Accrued and other liabilities	216,399	33,958	209,590
Total current liabilities	603,222	94,659	643,595
Non-current liabilities:
Total non-current liabilities	220,258	34,563	264,968
Total liabilities	823,480	129,222	908,563
SHAREHOLDERS' EQUITY
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2020 and 2021)
Additional paid-in capital	3,545,955	556,438	3,545,073
Accumulated other comprehensive income	11,291	1,772	12,101
Total shareholders' equity	146,197	22,942	143,122
Total liabilities and shareholders' equity	970,162	152,240	1,049,717
Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	795	125	794
Class C Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	90	$ 14	90
Reportable Legal Entities | Parent Company
Current assets:
Cash and cash equivalents	247		226	$ 39
Amounts due from related parties	653,990		915,469	102,626
Prepaid expenses and other current assets	211		211	33
Total current assets	654,448		915,906	102,698
Non-current assets:
Other non-current assets, net	404		544	63
Total non-current assets	404		544	63
Total assets	654,852		916,450	102,761
Current liabilities:
Investment deficit in subsidiaries and consolidated VIEs	504,760		760,922	79,208
Accrued and other liabilities	3,895		12,406	611
Total current liabilities	508,655		773,328	79,819
Non-current liabilities:
Total liabilities	508,655		773,328	79,819
SHAREHOLDERS' EQUITY
(US$ 0.003 par value; 1,666,667 shares authorized, nil issued and outstanding as of December 31, 2020 and 2021)
Additional paid-in capital	3,545,955		3,545,073	556,438
Accumulated deficit	(3,411,934)		(3,414,936)	(535,407)
Accumulated other comprehensive income	11,291		12,101	1,772
Total shareholders' equity	146,197		143,122	22,942
Total liabilities and shareholders' equity	654,852		916,450	102,761
Reportable Legal Entities | Parent Company | Class A Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	795		794	125
Reportable Legal Entities | Parent Company | Class C Ordinary Shares [Member]
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 90		¥ 90	$ 14